Prepayments and Other Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Prepayments and Other Assets, Net [Abstract]
Schedule of Prepayments and Other Assets, Net
	As of March 31,
	2026	2025

Prepayments to suppliers and others	$12,236,260	$6,815,621
Allowance	(6,423)	(6,423)
Total prepayments and other assets, net	$12,229,837	$6,809,198